NONCONTROLLING INTEREST	9 Months Ended
Sep. 30, 2014
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

19.NONCONTROLLING INTEREST

		Distribution
	Bona	Workshop	Cinema	Xi’an	Shanghai	Mango	Tianjin	Sanya
	Guoqiang	(BVI&HK)	Popular	Huitong	Cinema	Cinema	(Nongken&Jin’ao)	Cinema	Total

Balance as of January 1, 2013	—	641	(352)	345	2,057	1,092	154	—	3,937
Capital contribution (i)	48	—	—	—	—	—	—	—	48
Acquisition of noncontrolling interests (ii)	—	—	—	(307)	—	(758)	—	—	(1,065)
Foreign currency translation adjustment	1	(1)	1	4	3	7	(3)	—	12
Net (loss) income	(9)	(419)	(6)	(42)	75	78	(748)	—	(1,071)

Balance as of September 30, 2013	40	221	(357)	—	2,135	419	(597)	—	1,861

Balance as of January 1, 2014	35	384	(357)	—	2,147	394	(807)	—	1,796
Acquisition of an equity method investee (Note 8)	—	—	—	—	—	—	—	803	803
Foreign currency translation adjustment	(1)	—	—	—	(2)	(4)	10	(5)	(2)
Net (loss) income	(16)	9	(5)	—	68	74	(506)	(46)	(422)

Balance as of September 30, 2014	18	393	(362)	—	2,213	464	(1,303)	752	2,175

(i)

On March 6, 2013, the Group set up a subsidiary of its VIE, Bona Guoqiang Tianjin Film and Culture Media Co., Ltd. (“Bona Guoqiang”), of which 70% equity interest was owned by the Group and 30% was owned by a third-party shareholder.

(ii)

On January, 2013, the Group acquired 34% equity interest of Changsha Mango Bona Cineplex Management Co., Ltd. (“Mango Cinema”), which is a Company’s VIE’s subsidiary, with a total cash consideration of $328 (equivalent to RMB2.04 million) from a noncontrolling shareholder. This was accounted for as an equity transaction with a reduction of noncontrolling interest by $758 and an increase in additional paid-in capital by $430.

On May 17, 2013, the Group acquired the remaining 49% interest in Xi’an Huitong Bona Film Culure Media Co., Ltd. (“Xi’an Huitong”), which is a Company’s VIE’s subsidiary,  with a total cash consideration of $398 (equivalent to RMB2.45 million) from a noncontrolling shareholder. After the acquisition, it became a 100% consolidated entity of the Group. This was accounted for as an equity transaction with a reduction of noncontrolling interest by $307 and a decrease in additional paid-in capital by $92.